Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
ProShares DJ Brookfield Global Infrastructure
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DJ Brookfield Global Infrastructure ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProShares DJ Brookfield Global Infrastructure ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 10% of the average value of its entire portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProShare Advisors believes, in combination, should track the performance of the Index.The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as “pure-play” infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows. The Index is comprised of constituents with more than 70% of estimated cash flows (based on publicly available information) derived from pure-play infrastructure assets. Current index constituents meeting all other eligibility requirements will remain eligible for index inclusion if at least 60% of estimated cash flows are derived from pure-play infrastructure assets. Cash flows from pure-play infrastructure assets include those from the following: airports; toll roads; ports; communications (exclusive of cash flow from telecom services); electricity transmission & distribution; oil & gas storage & transportation; water; or diversified (multiple infrastructure assets). Additionally, companies must have a developed market listing and meet minimum market capitalization and trading value requirements. Index weights are based on a float adjusted market capitalization methodology subject to stock, country, industry, and legal structure constraints. The Index caps country weights at 50%. Consequently, 50% or more of the constituents of the Index will be located outside the United States. The Index is rebalanced semi-annually in June and December and reweighted on quarterly basis in March, June, September, and December. The Index is published under the Bloomberg ticker symbol “DJBGICUT.”Under normal circumstances, the Fund will invest at least 80% of its total assets in component securities of the Index.The Fund will invest principally in the financial instruments set forth below.•Equity Securities — The Fund invests in common stock issued by U.S. and foreign public companies, including Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. The Fund generally does not intend to invest more than 25% of its total assets in MLPs.ProShare Advisors determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with the Fund’s investment objective. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. In managing the assets of the Fund, ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the returns of the Index without regard to market conditions, trends or direction.The Fund will concentrate (i.e., invest in securities that represent 25 percent or more of the value of the Index) or focus (i.e., invest in securities that represent a substantial portion of its value, but less than 25 percent) its investments in a particular industry or group of industries, country or region to approximately the same extent the Index is so concentrated or focused. As of May 31, 2021, the Index was concentrated in the energy and utilities industry groups and was focused in the real estate industry group. The Index was also concentrated in the U.S. and focused in Europe.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate (i.e., invest in securities that represent 25 percent or more of the value of the Index) or focus (i.e., invest in securities that represent a substantial portion of its value, but less than 25 percent) its investments in a particular industry or group of industries, country or region to approximately the same extent the Index is so concentrated or focused.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.The principal risks described below are intended to provide information about the factors likely to have a significant adverse impact on the Fund’s returns and consequently the value of an investment in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk.•Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.Factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the financial instruments in which the Fund invests. The Fund may not have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, the Fund’s underlying investments may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the performance of the Fund and the performance of the Index on such day. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.•Infrastructure Industry Risk — Companies in the infrastructure industry may be subject to a variety of risks, including: high interest costs in connection with capital construction programs; high degrees of leverage; economic slowdowns; surplus capacity; difficulty in raising capital; costs associated with changes in government regulations or policies; adverse changes in tax laws; increased competition from other service providers; evolving technological developments; environmental problems; labor relations tensions; and corruption in publicly funded projects.•Equity and Market Risk — Equity markets are volatile, and the value of securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease over short or long periods of time.•Master Limited Partnership Risk — The Fund may invest in MLPs, which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are qualified publicly traded partnerships (“QPTPs”) for federal income tax purposes. Changes in U.S. tax laws could revoke the pass-through attributes that provide the potential tax efficiencies that may make MLPs attractive investment structures.•Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Devaluations of a currency by a government or banking authority may also have significant impact on the value of any investments linked to or denominated in that currency. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Currency markets are also generally not as regulated as securities markets. In addition, in order to transact in foreign investments, the Fund may exchange and hold foreign currencies. Regulatory fees or higher custody fees may be imposed on foreign currency holdings.•Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund’s and the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund may encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Fund is exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk.Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher. Economic, business, political, or social instability may adversely affect the value of emerging market investments more acutely than investments tied to developed foreign countries. Furthermore any of these developments may result in a decline in the value of a country’s currency. Emerging markets are riskier than more developed markets because they may develop unevenly or may never fully develop. Investments in emerging markets are considered speculative.•Concentration and Focused Investing — The Index may concentrate (i.e., composed of securities that represent 25 percent or more of the value of the Index) or focus (i.e., composed of securities that represent a substantial portion of its value, but less than 25 percent) in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, regulatory conditions, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on the Fund, and if securities of the particular industry or group of industries fall out of favor, the Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.•Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.•Large-Cap Company Investment Risk — Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.•Risk that Current Assumptions and Expectations Could Become Outdated as a Result of Global Economic Shock — The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. During much of 2020, the unemployment rate in the U.S. was extremely high by historical standards. It is not possible to predict when unemployment and market conditions will return to more normal levels. Contemporaneous with the onset of the COVID-19 pandemic in the U.S., crude oil markets experienced shocks to the supply of and demand for crude oil. This led to an oversupply of crude oil, which impacted the price of crude oil and issuers in related markets. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to quickly become outdated or inaccurate, resulting in significant losses.•Index Performance Risk — The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee or assurance that the methodology used by the third party provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. For an Index with exposure to foreign, and especially emerging markets, there may be heightened risks associated with the adequacy and reliability of the information used to calculate the Index, because there might be less, incomplete or inaccurate information available about securities issuers in those markets due to different or less stringent market or accounting regulation or practices. ProShare Advisors has no ability to assess a third party provider’s due diligence process over index data prior to its use in index computation, construction and/or rebalancing. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.•Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices, which may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the instruments held by the Fund may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings.•Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund.•Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, political crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.•Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.•Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Tax Risk” in the Statement of Additional Information for more information.•Valuation Risk — In certain circumstances (e.g., if ProShare Advisors believes market quotations do not accurately reflect the fair value of an investment, or a trading halt closes an exchange or market early), ProShare Advisors may, pursuant to procedures established by the Board of Trustees of the Fund, choose to determine a fair value price as the basis for determining the market value of such investment for such day. The fair value of an investment determined by ProShare Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio investment for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio investment is sold at a discount to its established value.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(www.proshares.com)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter(ended3/31/2019):15.81%Worst Quarter(ended3/31/2020):-24.05%Year-to-Date(ended6/30/2021):14.46%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsAs of December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	 After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
ProShares DJ Brookfield Global Infrastructure | None
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	148
5 Years	rr_ExpenseExampleYear05	258
10 Years	rr_ExpenseExampleYear10	$ 579
2015	rr_AnnualReturn2015	(13.92%)
2016	rr_AnnualReturn2016	11.84%
2017	rr_AnnualReturn2017	13.19%
2018	rr_AnnualReturn2018	(7.98%)
2019	rr_AnnualReturn2019	26.69%
2020	rr_AnnualReturn2020	(9.11%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.05%)
OneYear	rr_AverageAnnualReturnYear01	(9.11%)
FiveYears	rr_AverageAnnualReturnYear05	6.05%
SinceInception	rr_AverageAnnualReturnSinceInception	3.80%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2014
ProShares DJ Brookfield Global Infrastructure | After Taxes on Distributions | None
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(10.01%)
FiveYears	rr_AverageAnnualReturnYear05	5.20%
SinceInception	rr_AverageAnnualReturnSinceInception	2.98%
ProShares DJ Brookfield Global Infrastructure | After Taxes on Distributions and Sales of Shares | None
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(5.12%)
FiveYears	rr_AverageAnnualReturnYear05	4.62%
SinceInception	rr_AverageAnnualReturnSinceInception	2.85%
ProShares DJ Brookfield Global Infrastructure | Dow Jones Brookfield Global Infrastructure Composite Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(9.51%)	[2]
FiveYears	rr_AverageAnnualReturnYear05	5.68%	[2]
SinceInception	rr_AverageAnnualReturnSinceInception	3.45%	[2]

[1]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Prospectus.
[2]	Reflects no deduction for fees, expenses or taxes. Returns are net returns that reflect the reduction of withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.